UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

September 30, 2016

MFS® BLENDED RESEARCH® CORE EQUITY FUND

UNE-ANN

MFS® BLENDED RESEARCH® CORE

EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient in the wake of the referendum. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment- grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 11, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	3.4%
Apple, Inc.	2.8%
Cisco Systems, Inc.	2.4%
Verizon Communications, Inc.	2.3%
Merck & Co., Inc.	2.3%
Facebook, Inc., “A”	2.1%
Medtronic PLC	1.9%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Johnson & Johnson	1.7%

Equity sectors
Technology	15.4%
Financial Services	14.7%
Health Care	13.8%
Retailing	9.6%
Consumer Staples	9.1%
Leisure	7.1%
Energy	6.9%
Utilities & Communications	6.2%
Industrial Goods & Services	4.9%
Special Products & Services	4.5%
Autos & Housing	2.9%
Basic Materials	2.4%
Transportation	1.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended September 30, 2016, Class A shares of the MFS Blended Research Core Equity Fund (“fund”) provided a total return of 11.92%, at net asset value. This compares with a return of 15.43% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index (“S&P 500 Index”).

Market Environment

Sluggish global growth weighed on both developed and emerging market (“EM”) economies during the reporting period. The US Federal Reserve began its long-anticipated monetary tightening cycle in the middle of the period, but the tightening cycle has proved to be more gradual than initially anticipated. Globally, central bank policy remained highly accommodative, which forced many government, and even some corporate, bond yields into negative territory. During the second half of the period, the United Kingdom voted to leave the European Union (“EU”), beginning a multi-year process of negotiation in order to achieve “Brexit”. While markets initially reacted to the vote with alarm, the spillover to European and EM was relatively short-lived, although risks of further hits to EU cohesiveness could re-emerge.

During the second half of the reporting period, US earnings headwinds expanded beyond the energy, materials and industrial sectors, to include most sectors of the market. The sharp rise in the US dollar also weighed on earnings early in the period, though dollar strength ebbed somewhat late in the period. US consumer spending held up well during the second half of the period amid a modest increase in real wages and falling gasoline prices. Demand for autos reached near-record territory before receding modestly late in the period, while the housing market continued its recovery. Slow global trade continued to mirror slow global growth, particularly for many EM countries. That said, EM countries began to show signs of a modest upturn in activity along with adjustment in their external accounts. These improved conditions appeared to have reassured investors and contributed to record inflows into the asset class during July and August as negative yields for an increasing share of developed market bonds drove yield-hungry investors further out on the risk spectrum. Similar investor inflows were experienced in the high grade and high yield corporate markets.

Detractors from Performance

Stock selection in the health care sector was a primary detractor relative to the S&P 500 Index. Within this sector, the fund’s ownership of general hospital healthcare services provider Community Health Systems (b)(h) and health care company Molina Healthcare (b)(h), and an overweight position in biotech firm Gilead Sciences, hindered relative performance. Shares of Community Health Systems traded lower on the back of earnings results which were below consensus expectations on weak patient volumes and higher-than-anticipated expenses.

Stock selection in the financial services sector also hindered relative results led by an overweight position in financial services firm Goldman Sachs (h).

Stock selection in both the energy and basic materials sectors also detracted from relative results. Within the energy sector, overweight positions in independent

3

Management Review – continued

petroleum products company Marathon Petroleum and oil refiner Valero Energy hindered relative results. Within the basic materials sector, there were no individual stocks that were among the fund’s largest relative detractors during the period.

Stocks in other sectors that detracted from relative returns included the fund’s overweight positions in global cruise vacation company Royal Caribbean (h), IT provider Cognizant Technology Solutions, drugstore retailer CVS and fashion retailer Michael Kors Holdings. Shares of Royal Caribbean declined during the period following higher-than-expected net cruise costs and uncertainty in Europe weighing on sentiment surrounding future pricing.

Contributors to Performance

Strong stock selection in the consumer staples sector aided relative performance. Within this sector, the fund’s overweight position in food producer Tyson Foods contributed to relative results. Shares of Tyson Foods rose after the company posted solid earnings throughout the period driven by strong results in the company’s key Chicken, Beef and Pork segments.

Security selection in the autos & housing sector was another factor that supported relative performance. However, there were no individual securities within this sector that were among the fund’s top relative contributors.

Elsewhere, overweight positions in shares of internet retailer Amazon.com, oil and natural gas production and exploration company EOG Resources, pharmaceutical company Merck, medical device maker Medtronic and global aerospace and defense technology company Northrop Grumman supported relative results. Shares of Amazon.com traded higher during the period following strong sales results and growth in both the company’s traditional e-commerce segment and the cloud computing division. Additionally, not holding shares of diversified entertainment firm Walt Disney and eye care and skin care products company Allergan PLC, and the timing of the fund’s ownership in shares of cable services provider Charter Communications and electronic payment services company Global Payments, benefited relative results.

Respectfully,

James Fallon	Matthew Krummell	Jonathan Sage	John Stocks
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 9/30/16

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 9/30/16

Average annual without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	8/07/97	11.92%	15.53%	7.23%	N/A
B	8/11/97	11.09%	14.66%	6.45%	N/A
C	8/11/97	11.10%	14.66%	6.46%	N/A
I	1/14/94	12.26%	15.83%	7.51%	N/A
R1	9/02/08	11.12%	14.68%	N/A	7.78%
R2	9/02/08	11.66%	15.26%	N/A	8.32%
R3	9/02/08	11.96%	15.53%	N/A	8.58%
R4	9/02/08	12.20%	15.82%	N/A	8.85%
R6 (formerly Class R5)	6/01/12	12.38%	N/A	N/A	14.43%
Comparative benchmark
Standard & Poor’s 500 Stock Index (f)		15.43%	16.37%	7.24%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		5.49%	14.17%	6.60%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		7.09%	14.43%	6.45%	N/A
C With CDSC (1% for 12 months) (v)		10.10%	14.66%	6.46%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Benchmark Definition

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance information prior to June 1, 2008 reflects time periods when the fund had a policy of investing at least 80% of its net assets in union-sensitive and labor-sensitive companies. This policy was eliminated effective June 1, 2008.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class

6

Performance Summary – continued

has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2016 through September 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	0.74%	$1,000.00	$1,047.49	$3.79
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,043.44	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,043.58	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,049.15	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,043.87	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,046.93	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,047.66	$3.79
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,049.14	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6 (formerly Class R5)	Actual	0.35%	$1,000.00	$1,050.00	$1.79
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

9/30/16

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)
Aerospace - 3.1%
Northrop Grumman Corp.	69,336	$14,834,439
Textron, Inc.	190,836	7,585,731
United Technologies Corp.	133,824	13,596,518

		$36,016,688
Airlines - 1.1%
Delta Air Lines, Inc.	123,777	$4,871,863
United Continental Holdings, Inc. (a)	139,595	7,324,550

		$12,196,413
Apparel Manufacturers - 0.3%
PVH Corp.	26,603	$2,939,632

Automotive - 0.8%
General Motors Co.	195,919	$6,224,347
Goodyear Tire & Rubber Co.	77,836	2,514,103

		$8,738,450
Biotechnology - 3.0%
Celgene Corp. (a)	183,788	$19,211,360
Gilead Sciences, Inc.	197,180	15,600,882

		$34,812,242
Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	204,645	$6,460,643

Business Services - 4.5%
Accenture PLC, “A”	68,331	$8,347,998
Cognizant Technology Solutions Corp., “A” (a)	192,686	9,193,049
Fidelity National Information Services, Inc.	19,057	1,467,961
FleetCor Technologies, Inc. (a)	92,464	16,063,771
Global Payments, Inc.	217,272	16,677,799

		$51,750,578
Cable TV - 2.5%
Charter Communications, Inc., “A” (a)	50,511	$13,636,455
Comcast Corp., “A”	230,991	15,323,943

		$28,960,398

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.4%
LyondellBasell Industries N.V., “A”	92,960	$7,498,154
Monsanto Co.	84,725	8,658,895

		$16,157,049
Computer Software - 3.2%
Intuit, Inc.	144,606	$15,908,106
Microsoft Corp.	259,228	14,931,533
Salesforce.com, Inc. (a)	78,723	5,615,312

		$36,454,951
Computer Software - Systems - 3.1%
Apple, Inc.	284,448	$32,156,846
NCR Corp. (a)	103,069	3,317,791

		$35,474,637
Construction - 2.1%
Owens Corning	237,061	$12,656,687
Sherwin-Williams Co.	41,495	11,480,007

		$24,136,694
Consumer Products - 2.0%
Estee Lauder Cos., Inc., “A”	71,943	$6,371,272
Procter & Gamble Co.	188,579	16,924,965

		$23,296,237
Electrical Equipment - 0.8%
General Electric Co.	328,494	$9,729,992

Electronics - 2.6%
Broadcom Corp.	85,388	$14,731,138
Intel Corp.	395,221	14,919,593

		$29,650,731
Energy - Independent - 4.8%
Anadarko Petroleum Corp.	35,231	$2,232,236
EOG Resources, Inc.	183,131	17,710,599
Marathon Petroleum Corp.	159,609	6,478,529
Noble Energy, Inc.	69,956	2,500,227
Occidental Petroleum Corp.	61,548	4,488,080
Rice Energy, Inc. (a)	405,056	10,576,012
Valero Energy Corp.	197,689	10,477,517

		$54,463,200
Energy - Integrated - 0.9%
Exxon Mobil Corp.	117,597	$10,263,866

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 4.9%
Archer Daniels Midland Co.	422,672	$17,824,078
General Mills, Inc.	35,055	2,239,313
J.M. Smucker Co.	36,286	4,918,204
Mondelez International, Inc.	412,202	18,095,668
Tyson Foods, Inc., “A”	167,316	12,493,486

		$55,570,749
Food & Drug Stores - 1.6%
CVS Health Corp.	201,818	$17,959,784

Gaming & Lodging - 0.5%
Carnival Corp.	112,628	$5,498,499

General Merchandise - 1.0%
Target Corp.	163,161	$11,205,897

Insurance - 4.4%
Allstate Corp.	34,171	$2,363,950
Berkshire Hathaway, Inc., “B” (a)	37,017	5,347,846
MetLife, Inc.	371,602	16,510,277
Prudential Financial, Inc.	176,192	14,386,077
Travelers Cos., Inc.	19,997	2,290,656
Validus Holdings Ltd.	194,353	9,682,666

		$50,581,472
Internet - 4.2%
Alphabet, Inc., “A” (a)	17,748	$14,270,457
Alphabet, Inc., “C” (a)	12,580	9,778,308
Facebook, Inc., “A” (a)	183,094	23,485,467

		$47,534,232
Leisure & Toys - 1.6%
Electronic Arts, Inc. (a)	209,276	$17,872,170

Machinery & Tools - 0.9%
Illinois Tool Works, Inc.	66,150	$7,927,416
Ingersoll-Rand Co. Ltd., “A”	39,932	2,712,980

		$10,640,396
Major Banks - 4.4%
Bank of America Corp.	1,365,882	$21,376,053
JPMorgan Chase & Co.	215,039	14,319,447

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Wells Fargo & Co.	329,796	$14,603,367

		$50,298,867
Medical & Health Technology & Services - 1.7%
HCA Holdings, Inc. (a)	205,865	$15,569,570
McKesson Corp.	23,143	3,859,095

		$19,428,665
Medical Equipment - 3.2%
Abbott Laboratories	316,636	$13,390,536
Medtronic PLC	252,917	21,852,029
Stryker Corp.	11,467	1,334,873

		$36,577,438
Network & Telecom - 2.4%
Cisco Systems, Inc.	849,874	$26,958,003

Oil Services - 1.2%
Schlumberger Ltd.	179,226	$14,094,333

Other Banks & Diversified Financials - 2.9%
Citigroup, Inc.	387,977	$18,324,154
Discover Financial Services	272,647	15,418,188

		$33,742,342
Pharmaceuticals - 5.8%
Eli Lilly & Co.	239,305	$19,206,619
Johnson & Johnson	163,819	19,351,938
Merck & Co., Inc.	426,181	26,597,956
Pfizer, Inc.	43,946	1,488,451

		$66,644,964
Precious Metals & Minerals - 0.5%
Newmont Mining Corp.	148,758	$5,844,702

Railroad & Shipping - 0.8%
Union Pacific Corp.	100,200	$9,772,506

Real Estate - 2.4%
Digital Realty Trust, Inc., REIT	70,117	$6,809,763
Mid-America Apartment Communities, Inc., REIT	61,128	5,745,421
Public Storage, Inc., REIT	48,846	10,899,496
Store Capital Corp., REIT	135,759	4,000,818

		$27,455,498

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 2.5%
Domino’s Pizza, Inc.	99,069	$15,043,628
McDonald’s Corp.	17,879	2,062,521
Starbucks Corp.	155,007	8,392,079
YUM! Brands, Inc.	31,572	2,867,053

		$28,365,281
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	35,354	$5,315,120

Specialty Stores - 6.8%
Amazon.com, Inc. (a)	45,912	$38,442,577
AutoZone, Inc. (a)	23,553	18,096,712
Gap, Inc.	481,205	10,701,999
Michael Kors Holdings Ltd. (a)	224,306	10,495,278

		$77,736,566
Telephone Services - 2.7%
AT&T, Inc.	94,650	$3,843,737
Verizon Communications, Inc.	515,278	26,784,150

		$30,627,887
Tobacco - 2.2%
Altria Group, Inc.	74,468	$4,708,612
Philip Morris International, Inc.	215,202	20,921,938

		$25,630,550
Utilities - Electric Power - 3.5%
AES Corp.	455,575	$5,854,139
American Electric Power Co., Inc.	197,199	12,662,148
Exelon Corp.	517,270	17,219,918
PPL Corp.	123,341	4,263,898

		$40,000,103
Total Common Stocks (Identified Cost, $1,014,635,854)		$1,136,858,425

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $8,337,627)	8,337,627	$8,337,627
Total Investments (Identified Cost, $1,022,973,481)		$1,145,196,052

Other Assets, Less Liabilities - (0.2)%		(1,912,646)
Net Assets - 100.0%		$1,143,283,406

(a)	Non-income producing security.

14

Portfolio of Investments – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/16

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,014,635,854)	$1,136,858,425
Underlying affiliated funds, at value (identified cost, $8,337,627)	8,337,627
Total investments, at value (identified cost, $1,022,973,481)	$1,145,196,052
Cash	10
Receivables for
Investments sold	56,496,649
Fund shares sold	3,035,406
Dividends	973,793
Receivable from investment adviser	147,889
Other assets	562
Total assets	$1,205,850,361
Liabilities
Payables for
Investments purchased	$56,597,072
Fund shares reacquired	5,254,518
Payable to affiliates
Shareholder servicing costs	517,762
Distribution and service fees	11,527
Payable for independent Trustees’ compensation	849
Accrued expenses and other liabilities	185,227
Total liabilities	$62,566,955
Net assets	$1,143,283,406
Net assets consist of
Paid-in capital	$1,030,078,758
Unrealized appreciation (depreciation) on investments	122,222,571
Accumulated distributions in excess of net realized gain on investments	(20,993,744)
Undistributed net investment income	11,975,821
Net assets	$1,143,283,406
Shares of beneficial interest outstanding	49,326,113

16

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$288,782,348	12,466,725	$23.16
Class B	20,584,929	921,244	22.34
Class C	79,308,983	3,599,774	22.03
Class I	366,304,161	15,603,134	23.48
Class R1	13,775,127	622,468	22.13
Class R2	37,580,496	1,684,755	22.31
Class R3	99,752,698	4,322,025	23.08
Class R4	43,757,276	1,880,243	23.27
Class R6 (formerly Class R5)	193,437,388	8,225,745	23.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.57 [100 / 94.25 x $23.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Year ended 9/30/16

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$18,586,748
Dividends from underlying affiliated funds	30,600
Total investment income	$18,617,348
Expenses
Management fee	$4,336,087
Distribution and service fees	2,113,474
Shareholder servicing costs	1,177,533
Administrative services fee	158,004
Independent Trustees’ compensation	19,872
Custodian fee	82,978
Shareholder communications	63,811
Audit and tax fees	52,891
Legal fees	10,375
Miscellaneous	245,794
Total expenses	$8,260,819
Fees paid indirectly	(10)
Reduction of expenses by investment adviser and distributor	(1,620,140)
Net expenses	$6,640,669
Net investment income	$11,976,679
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(14,922,670)
Underlying affiliated funds	6
Net realized gain (loss) on investments	$(14,922,664)
Change in unrealized appreciation (depreciation) on investments	$108,057,627
Net realized and unrealized gain (loss) on investments	$93,134,963
Change in net assets from operations	$105,111,642

See Notes to Financial Statements

18

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 9/30
	2016	2015
Change in net assets
From operations
Net investment income	$11,976,679	$7,743,097
Net realized gain (loss) on investments	(14,922,664)	22,623,386
Net unrealized gain (loss) on investments	108,057,627	(55,824,678)
Change in net assets from operations	$105,111,642	$(25,458,195)
Distributions declared to shareholders
From net investment income	$(6,150,189)	$(4,735,023)
From net realized gain on investments	(20,699,112)	(16,680,968)
Total distributions declared to shareholders	$(26,849,301)	$(21,415,991)
Change in net assets from fund share transactions	$320,133,573	$355,985,881
Total change in net assets	$398,395,914	$309,111,695
Net assets
At beginning of period	744,887,492	435,775,797
At end of period (including undistributed net investment income of $11,975,821 and $6,162,565, respectively)	$1,143,283,406	$744,887,492

See Notes to Financial Statements

19

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.36	$22.59	$18.95	$16.11	$12.53
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.27	$0.24	$0.28	$0.22
Net realized and unrealized gain (loss) on investments	2.24	(0.52)	3.71	2.74	3.45
Total from investment operations	$2.51	$(0.25)	$3.95	$3.02	$3.67
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.20)	$(0.26)	$(0.18)	$(0.09)
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.71)	$(0.98)	$(0.31)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$23.16	$21.36	$22.59	$18.95	$16.11
Total return (%) (r)(s)(t)(x)	11.92	(1.28)	21.00	18.93	29.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	1.09	1.11	1.16	1.31
Expenses after expense reductions (f)	0.74	0.75	0.85	0.86	0.90
Net investment income	1.23	1.20	1.14	1.62	1.46
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$288,782	$206,403	$107,651	$64,739	$42,149

See Notes to Financial Statements

20

Financial Highlights – continued

Class B	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.70	$21.97	$18.46	$15.72	$12.24
Income (loss) from investment operations
Net investment income (d)	$0.10	$0.10	$0.08	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	2.17	(0.51)	3.63	2.67	3.38
Total from investment operations	$2.27	$(0.41)	$3.71	$2.82	$3.48
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.15)	$(0.08)	$—
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.63)	$(0.86)	$(0.20)	$(0.08)	$—
Net asset value, end of period (x)	$22.34	$20.70	$21.97	$18.46	$15.72
Total return (%) (r)(s)(t)(x)	11.09	(2.04)	20.16	18.03	28.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.84	1.86	1.91	2.06
Expenses after expense reductions (f)	1.49	1.51	1.60	1.61	1.65
Net investment income	0.48	0.45	0.39	0.86	0.68
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$20,585	$15,004	$7,619	$4,149	$2,631

Class C	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.43	$21.72	$18.27	$15.58	$12.13
Income (loss) from investment operations
Net investment income (d)	$0.10	$0.10	$0.08	$0.14	$0.10
Net realized and unrealized gain (loss) on investments	2.14	(0.50)	3.59	2.64	3.35
Total from investment operations	$2.24	$(0.40)	$3.67	$2.78	$3.45
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.11)	$(0.17)	$(0.09)	$—
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.64)	$(0.89)	$(0.22)	$(0.09)	$—
Net asset value, end of period (x)	$22.03	$20.43	$21.72	$18.27	$15.58
Total return (%) (r)(s)(t)(x)	11.10	(2.05)	20.16	17.98	28.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.85	1.86	1.91	2.06
Expenses after expense reductions (f)	1.49	1.50	1.60	1.61	1.65
Net investment income	0.48	0.45	0.38	0.81	0.70
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$79,309	$58,221	$18,597	$8,443	$3,986

See Notes to Financial Statements

21

Financial Highlights – continued

Class I	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.61	$22.84	$19.14	$16.27	$12.64
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.33	$0.30	$0.32	$0.26
Net realized and unrealized gain (loss) on investments	2.28	(0.53)	3.75	2.76	3.49
Total from investment operations	$2.61	$(0.20)	$4.05	$3.08	$3.75
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.25)	$(0.30)	$(0.21)	$(0.12)
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.74)	$(1.03)	$(0.35)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$23.48	$21.61	$22.84	$19.14	$16.27
Total return (%) (r)(s)(x)	12.26	(1.06)	21.36	19.17	29.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.84	0.86	0.91	1.06
Expenses after expense reductions (f)	0.49	0.51	0.60	0.61	0.65
Net investment income	1.48	1.44	1.40	1.79	1.71
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$366,304	$248,445	$150,846	$83,157	$39,555

Class R1	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.62	$21.83	$18.34	$15.61	$12.15
Income (loss) from investment operations
Net investment income (d)	$0.10	$0.10	$0.10	$0.12	$0.10
Net realized and unrealized gain (loss) on investments	2.16	(0.50)	3.58	2.68	3.36
Total from investment operations	$2.26	$(0.40)	$3.68	$2.80	$3.46
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.03)	$(0.14)	$(0.07)	$—
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.75)	$(0.81)	$(0.19)	$(0.07)	$—
Net asset value, end of period (x)	$22.13	$20.62	$21.83	$18.34	$15.61
Total return (%) (r)(s)(x)	11.12	(2.02)	20.14	18.03	28.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	1.83	1.84	1.91	2.06
Expenses after expense reductions (f)	1.49	1.51	1.60	1.61	1.65
Net investment income	0.45	0.46	0.48	0.67	0.69
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$13,775	$479	$263	$662	$160

See Notes to Financial Statements

22

Financial Highlights – continued

Class R2	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$20.63	$21.87	$18.36	$15.64	$12.19
Income (loss) from investment operations
Net investment income (d)	$0.21	$0.21	$0.19	$0.22	$0.17
Net realized and unrealized gain (loss) on investments	2.16	(0.50)	3.59	2.66	3.37
Total from investment operations	$2.37	$(0.29)	$3.78	$2.88	$3.54
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.17)	$(0.22)	$(0.16)	$(0.09)
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.69)	$(0.95)	$(0.27)	$(0.16)	$(0.09)
Net asset value, end of period (x)	$22.31	$20.63	$21.87	$18.36	$15.64
Total return (%) (r)(s)(x)	11.66	(1.53)	20.74	18.62	29.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.34	1.36	1.41	1.56
Expenses after expense reductions (f)	0.99	1.01	1.10	1.11	1.15
Net investment income	0.98	0.95	0.90	1.27	1.20
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$37,580	$23,372	$11,586	$7,030	$2,968

Class R3	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.27	$22.51	$18.88	$16.06	$12.50
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.28	$0.24	$0.27	$0.22
Net realized and unrealized gain (loss) on investments	2.24	(0.54)	3.70	2.73	3.44
Total from investment operations	$2.51	$(0.26)	$3.94	$3.00	$3.66
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.26)	$(0.18)	$(0.10)
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.70)	$(0.98)	$(0.31)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$23.08	$21.27	$22.51	$18.88	$16.06
Total return (%) (r)(s)(x)	11.96	(1.33)	21.02	18.92	29.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	1.08	1.11	1.16	1.31
Expenses after expense reductions (f)	0.74	0.76	0.85	0.86	0.90
Net investment income	1.24	1.21	1.15	1.57	1.47
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$99,753	$85,800	$66,846	$49,967	$28,576

See Notes to Financial Statements

23

Financial Highlights – continued

Class R4	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.43	$22.65	$18.98	$16.13	$12.54
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.33	$0.30	$0.33	$0.25
Net realized and unrealized gain (loss) on investments	2.24	(0.52)	3.72	2.73	3.46
Total from investment operations	$2.57	$(0.19)	$4.02	$3.06	$3.71
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.25)	$(0.30)	$(0.21)	$(0.12)
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.73)	$(1.03)	$(0.35)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$23.27	$21.43	$22.65	$18.98	$16.13
Total return (%) (r)(s)(x)	12.20	(1.03)	21.35	19.21	29.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.83	0.86	0.90	1.06
Expenses after expense reductions (f)	0.49	0.51	0.60	0.62	0.65
Net investment income	1.48	1.45	1.40	1.89	1.68
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$43,757	$36,774	$34,241	$21,751	$19,762

Class R6 (formerly Class R5)	Years ended 9/30
	2016	2015	2014	2013	2012 (i)
Net asset value, beginning of period	$21.64	$22.86	$19.16	$16.27	$14.64
Income (loss) from investment operations
Net investment income (d)	$0.34	$0.36	$0.32	$0.30	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.30	(0.53)	3.75	2.80	1.54	(g)
Total from investment operations	$2.64	$(0.17)	$4.07	$3.10	$1.63
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.32)	$(0.21)	$—
From net realized gain on investments	(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.76)	$(1.05)	$(0.37)	$(0.21)	$—
Net asset value, end of period (x)	$23.52	$21.64	$22.86	$19.16	$16.27
Total return (%) (r)(s)(x)	12.38	(0.93)	21.44	19.34	11.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.72	0.74	0.78	0.98	(a)
Expenses after expense reductions (f)	0.37	0.39	0.48	0.48	0.58	(a)
Net investment income	1.52	1.56	1.48	1.61	1.65	(a)
Portfolio turnover	43	49	42	54	59
Net assets at end of period (000 omitted)	$193,437	$70,389	$38,128	$8,922	$111

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

26

Notes to Financial Statements – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,136,858,425	$—	$—	$1,136,858,425
Mutual Funds	8,337,627	—	—	8,337,627
Total Investments	$1,145,196,052	$—	$—	$1,145,196,052

27

Notes to Financial Statements – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

28

Notes to Financial Statements – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	9/30/16	9/30/15
Ordinary income (including any short-term capital gains)	$6,150,243	$12,168,940
Long-term capital gains	20,699,058	9,247,051
Total distributions	$26,849,301	$21,415,991

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/16
Cost of investments	$1,027,663,300
Gross appreciation	137,157,215
Gross depreciation	(19,624,463)
Net unrealized appreciation (depreciation)	$117,532,752
Undistributed ordinary income	11,975,821
Capital loss carryforwards	(16,303,925)

As of September 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(16,303,925)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

29

Notes to Financial Statements – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 9/30/16	Year ended 9/30/15	Year ended 9/30/16	Year ended 9/30/15
Class A	$1,663,948	$1,079,375	$5,781,937	$4,111,170
Class B	63,248	34,133	461,870	313,687
Class C	280,413	119,314	1,758,554	855,480
Class I	2,194,787	1,790,191	6,462,852	5,547,895
Class R1	123,450	707	344,724	18,249
Class R2	178,988	109,159	707,485	503,151
Class R3	619,630	686,553	2,335,882	2,611,636
Class R4	292,906	396,879	880,841	1,237,220
Class R6 (formerly Class R5)	732,819	518,712	1,964,967	1,482,480
Total	$6,150,189	$4,735,023	$20,699,112	$16,680,968

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period October 1, 2015 through January 27, 2016 the management fee was computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually. This written agreement terminated on January 27, 2016. For the period October 1, 2015 through January 27, 2016, this management fee reduction amounted to $542,756, which is included in the reduction of total expenses in the Statement of Operations. Effective January 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

The management fee incurred for the year ended September 30, 2016, was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

30

Notes to Financial Statements – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2018. For the year ended September 30, 2016, this reduction amounted to $1,072,029, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $342,795 for the year ended September 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$658,944
Class B	0.75%	0.25%	1.00%	1.00%	190,086
Class C	0.75%	0.25%	1.00%	1.00%	730,233
Class R1	0.75%	0.25%	1.00%	1.00%	129,761
Class R2	0.25%	0.25%	0.50%	0.50%	160,518
Class R3	—	0.25%	0.25%	0.25%	243,932
Total Distribution and Service Fees					$2,113,474

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended September 30, 2016, this rebate amounted to $5,318, $10, and $27 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2016, were as follows:

Amount
Class A	$15,569
Class B	32,653
Class C	20,550

31

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended September 30, 2016, the fee was $81,492, which equated to 0.0086% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,096,041.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended September 30, 2016 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the year ended September 30, 2016, the fee paid by the fund under this agreement was $2,371 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 18, 2015, MFS purchased 13,932 shares of Class I for an aggregate amount of $326,995. On September 9, 2015, MFS redeemed 5,643 shares of Class R1 and 7,372 shares of Class R5 for an aggregate amount of $280,574. On March 16, 2016,

32

Notes to Financial Statements – continued

MFS redeemed 4,718 shares of Class I for an aggregate amount of $103,845. On June 29, 2016, MFS redeemed 2,436 shares of Class I for an aggregate amount of $51,343.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the year ended September 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $34,150,799.

(4) Portfolio Securities

For the year ended September 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $719,560,789 and $403,956,794, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 9/30/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,990,260	$154,484,466	6,128,635	$140,263,767
Class B	331,209	7,086,990	455,289	10,119,224
Class C	1,500,759	31,695,326	2,221,090	48,816,582
Class I	9,402,687	207,953,328	7,911,551	181,923,356
Class R1	795,878	16,988,119	17,300	386,418
Class R2	950,229	20,208,024	861,900	19,296,189
Class R3	1,449,035	32,021,672	2,592,203	59,428,511
Class R4	744,011	16,692,830	1,385,279	31,900,354
Class R6 (formerly Class R5)	6,159,400	142,082,312	2,054,846	47,459,799
	28,323,468	$629,213,067	23,628,093	$539,594,200

Shares issued to shareholders in reinvestment of distributions
Class A	306,038	$6,738,955	201,601	$4,481,590
Class B	23,523	502,695	14,733	319,273
Class C	77,985	1,643,153	38,314	819,530
Class I	363,198	8,088,426	282,778	6,348,377
Class R1	22,125	468,165	878	18,956
Class R2	41,531	882,532	28,466	612,310
Class R3	134,709	2,955,512	148,970	3,298,189
Class R4	53,159	1,173,747	73,443	1,634,099
Class R6 (formerly Class R5)	110,178	2,455,872	89,100	2,001,192
	1,132,446	$24,909,057	878,283	$19,533,516

33

Notes to Financial Statements – continued

	Year ended 9/30/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,492,849)	$(100,349,824)	(1,431,976)	$(32,547,352)
Class B	(158,304)	(3,361,732)	(92,021)	(2,053,977)
Class C	(828,405)	(17,530,265)	(266,245)	(5,796,537)
Class I	(5,658,020)	(126,390,901)	(3,303,651)	(75,799,386)
Class R1	(218,776)	(4,654,325)	(6,962)	(148,187)
Class R2	(440,109)	(9,428,157)	(287,093)	(6,407,645)
Class R3	(1,294,896)	(29,051,402)	(1,678,118)	(38,593,214)
Class R4	(633,098)	(14,103,328)	(1,254,267)	(28,829,286)
Class R6 (formerly Class R5)	(1,296,490)	(29,118,617)	(558,952)	(12,966,251)
	(15,020,947)	$(333,988,551)	(8,879,285)	$(203,141,835)

Net change
Class A	2,803,449	$60,873,597	4,898,260	$112,198,005
Class B	196,428	4,227,953	378,001	8,384,520
Class C	750,339	15,808,214	1,993,159	43,839,575
Class I	4,107,865	89,650,853	4,890,678	112,472,347
Class R1	599,227	12,801,959	11,216	257,187
Class R2	551,651	11,662,399	603,273	13,500,854
Class R3	288,848	5,925,782	1,063,055	24,133,486
Class R4	164,072	3,763,249	204,455	4,705,167
Class R6 (formerly Class R5)	4,973,088	115,419,567	1,584,994	36,494,740
	14,434,967	$320,133,573	15,627,091	$355,985,881

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 2%, 1%, 1%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing

34

Notes to Financial Statements – continued

arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended September 30, 2016, the fund’s commitment fee and interest expense were $5,493 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,965,667	274,146,834	(267,774,874)	8,337,627

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$6	$—	$30,600	$8,337,627

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XI and the Shareholders of MFS Blended Research Core Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Blended Research Core Equity Fund (one of the series of MFS Series Trust XI) (the “Fund”) as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Blended Research Core Equity Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 11, 2016

36

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of November 1, 2016, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 53)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director	N/A
Robin A. Stelmach (k) (age 55)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 74)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc., Director/Non-Executive Chairman
Steven E. Buller (age 65)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council (until 2015); Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A
Robert E. Butler (age 74)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

37

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Maureen R. Goldfarb (age 61)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 75)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman (until 2014)	Texas Donuts, Vice Chairman (until 2010)
Michael Hegarty (age 71)	Trustee	December 2004	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director (until 2015)
John P. Kavanaugh (age 61)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 60)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 59)	Trustee	March 2005	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Robert W. Uek (age 75)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Christopher R. Bohane (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 48)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Kristin V. Collins (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2015	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

38

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 57)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 48)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 43)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan A. Pereira (k) (age 45)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 45)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 64)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

39

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Matthew A. Stowe (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Frank L. Tarantino (age 72)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 46)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Martin J. Wolin (k) (age 49)	Chief Compliance Officer	July 2015	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)	N/A
James O. Yost (k) (age 56)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Buller, Butler, Kavanaugh, Uek and Ms. Roepke are members of the Trust’s Audit Committee.

40

Trustees and Officers – continued

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of November 1, 2016, the Trustees served as board members of 138 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Managers
James Fallon Matthew Krummell Jonathan Sage John Stocks

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

42

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS had amended its contractual advisory fee rate schedule effective January 28, 2016 and that such advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

46

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2016 income tax forms in January 2017. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $22,769,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

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rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

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Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

September 30, 2016

MFS® MID CAP VALUE FUND

MDV-ANN

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient in the wake of the referendum. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment- grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

November 11, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Allison Transmission Holdings, Inc.	1.2%
NASDAQ, Inc.	1.2%
Fifth Third Bancorp	1.2%
Hartford Financial Services Group, Inc.	1.1%
Newell Brands, Inc.	1.1%
Zimmer Biomet Holdings, Inc.	1.1%
Pinnacle Foods, Inc.	1.1%
Stanley Black & Decker, Inc.	1.1%
L-3 Communications Holdings, Inc.	1.0%
Owens Corning	1.0%

Equity sectors
Financial Services	25.5%
Health Care	9.6%
Industrial Goods & Services	9.0%
Utilities & Communications	8.1%
Consumer Staples	8.1%
Energy	7.7%
Technology	6.5%
Autos & Housing	6.2%
Basic Materials	4.7%
Retailing	3.9%
Leisure	3.8%
Special Products & Services	3.0%
Transportation	2.2%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 9/30/16.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended September 30, 2016, Class A shares of the MFS Mid Cap Value Fund (“fund”) provided a total return of 13.36%, at net asset value. This compares with a return of 17.26% for the fund’s benchmark, the Russell Midcap® Value Index.

Market Environment

Sluggish global growth weighed on both developed and emerging market (“EM”) economies during the reporting period. The US Federal Reserve began its long-anticipated monetary tightening cycle in the middle of the period, but the tightening cycle has proved to be more gradual than initially anticipated. Globally, central bank policy remained highly accommodative, which forced many government, and even some corporate, bond yields into negative territory. During the second half of the period, the United Kingdom voted to leave the European Union (“EU”), beginning a multi-year process of negotiation in order to achieve “Brexit”. While markets initially reacted to the vote with alarm, the spillover to European and EM was relatively short-lived, although risks of further hits to EU cohesiveness could re-emerge.

During the second half of the reporting period, US earnings headwinds expanded beyond the energy, materials and industrial sectors, to include most sectors of the market. The sharp rise in the US dollar also weighed on earnings early in the period, though dollar strength ebbed somewhat late in the period. US consumer spending held up well during the second half of the period amid a modest increase in real wages and falling gasoline prices. Demand for autos reached near-record territory before receding modestly late in the period, while the housing market continued its recovery. Slow global trade continued to mirror slow global growth, particularly for many EM countries. That said, EM countries began to show signs of a modest upturn in activity along with adjustment in their external accounts. These improved conditions appeared to have reassured investors and contributed to record inflows into the asset class during July and August as negative yields for an increasing share of developed market bonds drove yield-hungry investors further out on the risk spectrum. Similar investor inflows were experienced in the high grade and high yield corporate markets.

Detractors from Performance

Weak stock selection in the technology sector detracted from performance relative to the Russell Midcap® Value Index. Here, an underweight position in computer graphics processor maker NVIDIA (h) detracted from relative performance. Shares of NVIDIA rose after the company posted consistently strong results throughout the year owing to growth in all product segments, in particular in the Deep Learning and Pascal based products, coupled with very strong performance in the data center division.

Stock selection in both the special products & services and utilities & communications sectors also hindered relative results. Within the special products & services sector, an overweight position in real estate services provider Realogy and holdings of educational and trade publisher Houghton Mifflin Harcourt (b) hindered relative results. Shares of Realogy detracted during the period on the back of weakened operating income linked to a slowdown in price growth of the high-end housing segment and market share

Management Review – continued

losses. Within the utilities & communications sector, there were no individual stocks that were among the fund’s largest relative detractors during the period.

Stock selection in the energy sector was another detractor from relative results led by overweight positions in refiner HollyFrontier and independent oil and gas producer Memorial Resource Development (h). Shares of HollyFrontier declined during the year as a result of unfavorable ethanol pricing that weighed on the stock performance in the first half of the calendar year and the company’s share buy-back program falling behind schedule.

Stocks in other sectors that detracted from relative performance included overweight positions in pharmaceutical company Endo International and clothing retailer Gap. Shares of Endo International hurt relative performance after the company reported greater-than-expected pressures in legacy generics business linked to declining price and volumes which reflected greater competition and a more challenging consortium bidding cycle. Additionally, not owning shares of gold mining company Newmont Mining and medical devices manufacturer Boston Scientific also hindered relative results.

The fund’s cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Contributors to Performance

The combination of an underweight position and strong stock selection in the financial services sector aided relative performance. Within this sector, the timing of the fund’s position in real estate investment trust Entertainment Property Trust (h) boosted relative performance. The company issued consistently solid results throughout the year owing to higher investment activity and lower capital costs. Additionally, holdings of real estate investment trust Medical Properties Trust (b), not owning shares of financial services provider Synchrony Financial and an overweight position in real estate investment trust Corporate Office Properties Trust also aided relative performance.

The combination of strong stock selection and an overweight position in the consumer staples sector also contributed to relative results. Here, an overweight position in consumer and commercial products manufacturer Newell Brands boosted relative returns. Shares of Newell Brands grew during the period as strong performance across both the legacy and Jarden businesses benefited results. Top line figures were driven by sales that surpassed market expectations while effective cost control initiatives supported bottom line results.

Elsewhere, not owning shares of over-the-counter pharmaceutical producer Perrigo helped relative returns. Shares of Perrigo fell sharply in late April after the company reported disappointing results and lowered its full year guidance. In addition, the market appeared to have reacted negatively to the departure of the company’s CEO Joe Papa. Additionally, holdings of coatings and paints manufacturer Valspar (b)(h) and overweight positions in chemicals manufacturer Albemarle, technology products

Management Review – continued

retailer Ingram Micro (h) and apparel retailer Urban Outfitters also boosted relative performance. Shares of Valspar jumped after the announcement that the company would be acquired by Sherwin-Williams.

Respectfully,

Kevin Schmitz	Brooks Taylor
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/16

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

Performance Summary – continued

Total Returns through 9/30/16

Average annual without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	8/31/01	13.36%	16.47%	7.83%	N/A
B	11/01/01	12.48%	15.59%	7.04%	N/A
C	11/01/01	12.45%	15.60%	7.04%	N/A
I	11/01/01	13.66%	16.77%	8.12%	N/A
R1	4/01/05	12.53%	15.61%	7.03%	N/A
R2	10/31/03	13.07%	16.19%	7.57%	N/A
R3	4/01/05	13.38%	16.47%	7.84%	N/A
R4	4/01/05	13.59%	16.77%	8.10%	N/A
R6 (formerly Class R5)	2/01/13	13.79%	N/A	N/A	12.40%
529A	7/31/02	13.27%	16.43%	7.72%	N/A
529B	7/31/02	12.38%	15.54%	6.94%	N/A
529C	7/31/02	12.51%	15.55%	6.96%	N/A
Comparative benchmark
Russell Midcap® Value Index (f)		17.26%	17.38%	7.89%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		6.84%	15.10%	7.19%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		8.48%	15.37%	7.04%	N/A
C With CDSC (1% for 12 months) (v)		11.45%	15.60%	7.04%	N/A
529A With Initial Sales Charge (5.75%)		6.76%	15.06%	7.08%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (v)		8.38%	15.31%	6.94%	N/A
529C With CDSC (1% for 12 months) (v)		11.51%	15.55%	6.96%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Benchmark Definition

Russell Midcap® Value Index – constructed to provide a comprehensive barometer for value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2016 through September 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 through September 30, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/16	Ending Account Value 9/30/16	Expenses Paid During Period (p) 4/01/16-9/30/16
A	Actual	1.15%	$1,000.00	$1,063.31	$5.93
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
B	Actual	1.90%	$1,000.00	$1,058.44	$9.78
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
C	Actual	1.90%	$1,000.00	$1,058.60	$9.78
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
I	Actual	0.90%	$1,000.00	$1,064.40	$4.64
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R1	Actual	1.90%	$1,000.00	$1,058.95	$9.78
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
R2	Actual	1.40%	$1,000.00	$1,061.57	$7.22
	Hypothetical (h)	1.40%	$1,000.00	$1,018.00	$7.06
R3	Actual	1.15%	$1,000.00	$1,062.99	$5.93
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
R4	Actual	0.90%	$1,000.00	$1,064.08	$4.64
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R6 (formerly Class R5)	Actual	0.73%	$1,000.00	$1,065.38	$3.77
	Hypothetical (h)	0.73%	$1,000.00	$1,021.35	$3.69
529A	Actual	1.19%	$1,000.00	$1,062.70	$6.14
	Hypothetical (h)	1.19%	$1,000.00	$1,019.05	$6.01
529B	Actual	1.95%	$1,000.00	$1,058.59	$10.04
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
529C	Actual	1.95%	$1,000.00	$1,058.86	$10.04
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

9/30/16

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.0%
Issuer	Shares/Par	Value ($)
Aerospace - 2.1%
L-3 Communications Holdings, Inc.	359,026	$54,115,985
Leidos Holdings, Inc.	548,864	23,754,834
Rockwell Collins, Inc.	451,726	38,098,571

		$115,969,390
Airlines - 1.0%
Alaska Air Group, Inc.	308,518	$20,318,995
Delta Air Lines, Inc.	940,701	37,025,991

		$57,344,986
Alcoholic Beverages - 0.7%
Molson Coors Brewing Co.	334,835	$36,764,883

Apparel Manufacturers - 1.3%
Hanesbrands, Inc.	1,174,918	$29,666,680
PVH Corp.	384,202	42,454,321

		$72,121,001
Automotive - 2.3%
Delphi Automotive PLC	624,936	$44,570,436
Harley-Davidson, Inc.	567,583	29,849,190
LKQ Corp. (a)	1,474,063	52,270,274

		$126,689,900
Broadcasting - 2.0%
Discovery Communications, Inc., “A” (a)	1,268,878	$34,158,196
Interpublic Group of Companies, Inc.	1,762,049	39,381,795
Nielsen Holdings PLC	653,952	35,032,209

		$108,572,200
Brokerage & Asset Managers - 3.3%
Affiliated Managers Group, Inc. (a)	146,765	$21,236,896
Apollo Global Management, “A”	1,052,724	18,906,923
NASDAQ, Inc.	937,145	63,294,773
Raymond James Financial, Inc.	748,918	43,594,517
TD Ameritrade Holding Corp.	929,368	32,750,928

		$179,784,037
Business Services - 2.7%
Amdocs Ltd.	729,815	$42,219,798
Brenntag AG	405,288	22,128,886

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fidelity National Information Services, Inc.	665,356	$51,252,373
First Data Corp. (a)	1,002,043	13,186,886
Realogy Holdings Corp.	833,188	21,546,242

		$150,334,185
Chemicals - 1.2%
Celanese Corp.	564,883	$37,598,612
FMC Corp.	576,499	27,867,962

		$65,466,574
Computer Software - 1.4%
Sabre Corp.	1,285,680	$36,230,462
Symantec Corp.	1,726,968	43,346,897

		$79,577,359
Computer Software - Systems - 3.2%
IMS Health Holdings, Inc. (a)	1,267,402	$39,720,379
NCR Corp. (a)	1,043,546	33,591,746
NICE Systems Ltd., ADR	437,916	29,314,097
Pitney Bowes, Inc.	1,152,089	20,921,936
Verint Systems, Inc. (a)	454,564	17,105,243
Xerox Corp.	3,351,131	33,946,957

		$174,600,358
Construction - 3.2%
Armstrong World Industries, Inc. (a)	965,848	$39,908,839
Owens Corning	1,011,099	53,982,576
Stanley Black & Decker, Inc.	467,634	57,509,629
Toll Brothers, Inc. (a)	787,166	23,504,777

		$174,905,821
Consumer Products - 1.8%
Newell Brands, Inc.	1,171,984	$61,716,677
Sensient Technologies Corp.	468,682	35,526,096

		$97,242,773
Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. (a)	1,058,457	$14,193,908

Containers - 1.3%
Berry Plastics Group, Inc. (a)	948,686	$41,599,881
Graphic Packaging Holding Co.	1,988,845	27,823,942

		$69,423,823

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.9%
Johnson Controls International PLC	1,020,167	$47,468,371
Pentair PLC	512,327	32,911,886
WESCO International, Inc. (a)	354,775	21,815,115

		$102,195,372
Electronics - 1.9%
Analog Devices, Inc.	535,392	$34,506,014
Keysight Technologies, Inc. (a)	868,326	27,517,251
Maxim Integrated Products, Inc.	989,522	39,511,613

		$101,534,878
Energy - Independent - 5.9%
Cabot Oil & Gas Corp.	1,342,767	$34,643,389
Cimarex Energy Co.	222,799	29,937,502
Energen Corp.	781,958	45,134,616
EQT Corp.	519,497	37,725,872
Hess Corp.	914,174	49,018,010
HollyFrontier Corp.	957,882	23,468,109
Noble Energy, Inc.	472,745	16,895,906
PDC Energy, Inc. (a)	567,216	38,037,505
Pioneer Natural Resources Co.	274,652	50,989,144

		$325,850,053
Food & Beverages - 5.6%
Archer Daniels Midland Co.	922,119	$38,885,758
Bunge Ltd.	557,006	32,991,465
Coca-Cola European Partners PLC	972,113	38,787,309
Flowers Foods, Inc.	1,260,157	19,053,574
J.M. Smucker Co.	269,046	36,466,495
Kellogg Co.	439,505	34,048,452
Pinnacle Foods, Inc.	1,146,536	57,521,711
TreeHouse Foods, Inc. (a)	328,600	28,650,634
Tyson Foods, Inc., “A”	298,516	22,290,190

		$308,695,588
Furniture & Appliances - 0.7%
Whirlpool Corp.	235,190	$38,138,410

Gaming & Lodging - 0.5%
Royal Caribbean Cruises Ltd.	349,634	$26,205,068

General Merchandise - 0.4%
Kohl’s Corp.	454,016	$19,863,200

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.3%
Molina Healthcare, Inc. (a)	326,372	$19,034,015

Insurance - 7.0%
Allied World Assurance Co.	712,324	$28,792,136
Arthur J. Gallagher & Co.	718,167	36,533,155
Everest Re Group Ltd.	211,040	40,091,269
Hanover Insurance Group, Inc.	368,428	27,786,840
Hartford Financial Services Group, Inc.	1,445,515	61,896,952
Lincoln National Corp.	782,180	36,746,816
Third Point Reinsurance Ltd. (a)	1,158,696	13,904,352
Unum Group	1,315,302	46,443,314
Validus Holdings Ltd.	801,033	39,907,464
XL Group Ltd.	1,562,166	52,535,643

		$384,637,941
Machinery & Tools - 4.6%
Allison Transmission Holdings, Inc.	2,234,288	$64,079,380
Cummins, Inc.	222,488	28,511,837
Deere & Co.	608,797	51,960,824
Eaton Corp. PLC	653,471	42,939,579
Regal Beloit Corp.	469,294	27,918,300
Xylem, Inc.	657,846	34,504,023

		$249,913,943
Major Banks - 2.3%
Comerica, Inc.	846,720	$40,066,790
Huntington Bancshares, Inc.	4,298,646	42,384,650
KeyCorp	3,471,359	42,246,439

		$124,697,879
Medical & Health Technology & Services - 3.6%
AmerisourceBergen Corp.	556,624	$44,964,087
Community Health Systems, Inc. (a)	803,715	9,274,871
LifePoint Hospitals, Inc. (a)	538,763	31,910,932
MEDNAX, Inc. (a)	412,969	27,359,196
Owens & Minor, Inc.	403,282	14,005,984
Quest Diagnostics, Inc.	477,890	40,443,831
Universal Health Services, Inc.	237,219	29,230,125

		$197,189,026
Medical Equipment - 5.5%
Agilent Technologies, Inc.	712,072	$33,531,470
Cooper Cos., Inc.	212,489	38,090,778
Dentsply Sirona, Inc.	534,519	31,766,464

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
PerkinElmer, Inc.	807,896	$45,331,045
Steris PLC	477,549	34,908,832
Teleflex, Inc.	197,499	33,189,707
VWR Corp. (a)	945,495	26,814,238
Zimmer Biomet Holdings, Inc.	454,989	59,157,670

		$302,790,204
Natural Gas - Distribution - 0.5%
NiSource, Inc.	1,113,714	$26,851,645

Oil Services - 1.7%
Forum Energy Technologies, Inc. (a)	1,562,574	$31,032,720
Frank’s International N.V. (l)	1,528,786	19,874,218
Oil States International, Inc. (a)	782,874	24,715,332
Superior Energy Services, Inc.	1,046,677	18,735,518

		$94,357,788
Other Banks & Diversified Financials - 7.1%
BB&T Corp.	1,215,959	$45,865,973
Citizens Financial Group, Inc.	1,987,703	49,116,141
Discover Financial Services	933,536	52,791,461
Fifth Third Bancorp	3,091,787	63,257,962
M&T Bank Corp.	310,670	36,068,787
New York Community Bancorp, Inc.	1,705,762	24,272,993
Northern Trust Corp.	557,124	37,878,861
SunTrust Banks, Inc.	774,410	33,919,158
Wintrust Financial Corp.	844,238	46,914,306

		$390,085,642
Pharmaceuticals - 0.1%
Endo International PLC (a)	410,337	$8,268,291

Pollution Control - 0.5%
Clean Harbors, Inc. (a)	536,201	$25,726,924

Railroad & Shipping - 0.5%
Kansas City Southern Co.	320,221	$29,883,024

Real Estate - 5.8%
Annaly Mortgage Management, Inc., REIT	1,340,329	$14,073,455
Corporate Office Properties Trust, REIT	1,843,577	52,265,408
EPR Properties, REIT	586,351	46,169,278
Gramercy Property Trust, Inc., REIT	3,533,055	34,058,650
Medical Properties Trust, Inc., REIT	3,628,740	53,596,490

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Mid-America Apartment Communities, Inc., REIT	393,381	$36,973,880
Sun Communities, Inc., REIT	385,117	30,223,982
Washington Prime Group, Inc., REIT	1,371,802	16,982,909
Weyerhaeuser Co., REIT	998,474	31,891,260

		$316,235,312
Restaurants - 1.4%
Aramark	1,200,926	$45,671,216
DineEquity, Inc.	223,466	17,696,273
U.S. Foods Holding Corp. (a)	497,993	11,757,615

		$75,125,104
Specialty Chemicals - 2.3%
Akzo Nobel N.V.	411,076	$27,840,835
Albemarle Corp.	251,875	21,532,794
Axalta Coating Systems Ltd. (a)	1,810,878	51,193,521
Univar, Inc. (a)	1,082,920	23,661,802

		$124,228,952
Specialty Stores - 2.2%
AutoZone, Inc. (a)	43,327	$33,289,867
Gap, Inc.	1,014,683	22,566,550
Sally Beauty Holdings, Inc. (a)	1,375,124	35,313,184
Urban Outfitters, Inc. (a)	795,653	27,465,942

		$118,635,543
Telephone Services - 0.4%
Frontier Communications Corp.	4,926,319	$20,493,487

Trucking - 0.6%
Knight Transportation, Inc.	1,098,532	$31,516,883

Utilities - Electric Power - 6.9%
AES Corp.	2,569,565	$33,018,910
Calpine Corp. (a)	2,122,867	26,833,039
CMS Energy Corp.	955,585	40,144,126
DTE Energy Co.	502,327	47,052,970
Dynegy, Inc. (a)	452,612	5,607,863
Eversource Energy	674,580	36,548,744
Exelon Corp.	885,111	29,465,345
FirstEnergy Corp.	590,411	19,530,796
NorthWestern Corp.	525,115	30,209,866
Pinnacle West Capital Corp.	557,730	42,381,903
Public Service Enterprise Group, Inc.	926,583	38,796,030

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
WEC Energy Group, Inc.	494,251	$29,595,750

		$379,185,342
Total Common Stocks (Identified Cost, $4,683,353,538)		$5,364,330,712

Convertible Preferred Stocks - 0.3%
Telephone Services - 0.3%
Frontier Communications Corp., 11.125% (Identified Cost, $19,529,718)	208,300	$17,478,453

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.4% (v) (Identified Cost, $184,556,979)	184,556,979	$184,556,979

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.31%, at Cost and Net Asset Value (j)	4,357,288	$4,357,288
Total Investments (Identified Cost, $4,891,797,523)		$5,570,723,432

Other Assets, Less Liabilities - (1.8)%		(98,537,114)
Net Assets - 100.0%		$5,472,186,318

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/16

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,707,240,544)	$5,386,166,453
Underlying affiliated funds, at value (identified cost, $184,556,979)	184,556,979
Total investments, at value, including $4,357,288 of securities on loan (identified cost, $4,891,797,523)	$5,570,723,432
Receivables for
Fund shares sold	12,934,007
Interest and dividends	7,046,985
Other assets	2,358
Total assets	$5,590,706,782
Liabilities
Payables for
Investments purchased	$98,571,861
Fund shares reacquired	13,119,805
Collateral for securities loaned, at value	4,357,288
Payable to affiliates
Investment adviser	248,634
Shareholder servicing costs	1,740,800
Distribution and service fees	32,098
Program manager fees	20
Payable for independent Trustees’ compensation	653
Accrued expenses and other liabilities	449,305
Total liabilities	$118,520,464
Net assets	$5,472,186,318
Net assets consist of
Paid-in capital	$4,749,067,389
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	678,920,234
Accumulated distributions in excess of net realized gain on investments and foreign currency	(4,923,604)
Undistributed net investment income	49,122,299
Net assets	$5,472,186,318
Shares of beneficial interest outstanding	263,907,618

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,038,447,151	50,692,767	$20.49
Class B	20,592,782	1,062,346	19.38
Class C	148,517,943	7,681,748	19.33
Class I	771,101,467	36,744,868	20.99
Class R1	11,350,717	596,270	19.04
Class R2	147,343,512	7,368,012	20.00
Class R3	384,494,894	18,833,038	20.42
Class R4	528,263,219	25,654,077	20.59
Class R6 (formerly Class R5)	2,414,699,593	114,901,856	21.02
Class 529A	5,316,857	263,599	20.17
Class 529B	296,706	15,787	18.79
Class 529C	1,761,477	93,250	18.89

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.74 [100 / 94.25 x $20.49] and $21.40 [100 / 94.25 x $20.17], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 9/30/16

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$93,458,337
Interest	453,767
Dividends from underlying affiliated funds	370,143
Foreign taxes withheld	(296,616)
Total investment income	$93,985,631
Expenses
Management fee	$32,101,929
Distribution and service fees	5,052,399
Shareholder servicing costs	4,717,212
Program manager fees	6,973
Administrative services fee	625,028
Independent Trustees’ compensation	55,913
Custodian fee	174,486
Shareholder communications	228,782
Audit and tax fees	36,446
Legal fees	47,338
Miscellaneous	563,093
Total expenses	$43,609,599
Fees paid indirectly	(29)
Reduction of expenses by investment adviser and distributor	(1,338,771)
Net expenses	$42,270,799
Net investment income	$51,714,832
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(1,311,584)
Underlying affiliated funds	737
Foreign currency	1,423
Net realized gain (loss) on investments and foreign currency	$(1,309,424)
Change in unrealized appreciation (depreciation)
Investments	$538,939,300
Translation of assets and liabilities in foreign currencies	542
Net unrealized gain (loss) on investments and foreign currency translation	$538,939,842
Net realized and unrealized gain (loss) on investments and foreign currency	$537,630,418
Change in net assets from operations	$589,345,250

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 9/30
	2016	2015
Change in net assets
From operations
Net investment income	$51,714,832	$23,329,770
Net realized gain (loss) on investments and foreign currency	(1,309,424)	179,682,532
Net unrealized gain (loss) on investments and foreign currency translation	538,939,842	(254,323,120)
Change in net assets from operations	$589,345,250	$(51,310,818)
Distributions declared to shareholders
From net investment income	$(20,000,383)	$(17,600,552)
From net realized gain on investments	(158,208,756)	(165,236,067)
Total distributions declared to shareholders	$(178,209,139)	$(182,836,619)
Change in net assets from fund share transactions	$1,538,694,330	$1,217,846,446
Total change in net assets	$1,949,830,441	$983,699,009
Net assets
At beginning of period	3,522,355,877	2,538,656,868
At end of period (including undistributed net investment income of $49,122,299 and $17,093,000, respectively)	$5,472,186,318	$3,522,355,877

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.91	$20.14	$18.74	$14.52	$11.42
Income (loss) from investment operations
Net investment income (d)	$0.18	$0.11	$0.11	$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.25	(0.03)	2.32	4.21	3.08
Total from investment operations	$2.43	$0.08	$2.43	$4.35	$3.17
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.09)	$(0.10)	$(0.13)	$(0.07)
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.85)	$(1.31)	$(1.03)	$(0.13)	$(0.07)
Net asset value, end of period (x)	$20.49	$18.91	$20.14	$18.74	$14.52
Total return (%) (r)(s)(t)(x)	13.36	0.14	13.39	30.21	27.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.24	1.21	1.22	1.21
Expenses after expense reductions (f)	1.15	1.22	1.20	1.21	1.21
Net investment income	0.93	0.52	0.54	0.86	0.67
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$1,038,447	$749,577	$543,583	$300,046	$167,512

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.01	$19.29	$18.02	$13.97	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.05)	$(0.04)	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.13	(0.01)	2.24	4.05	2.98
Total from investment operations	$2.16	$(0.06)	$2.20	$4.07	$2.97
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.02)	$—
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.79)	$(1.22)	$(0.93)	$(0.02)	$—
Net asset value, end of period (x)	$19.38	$18.01	$19.29	$18.02	$13.97
Total return (%) (r)(s)(t)(x)	12.48	(0.61)	12.55	29.16	27.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.98	1.95	1.96	1.96
Expenses after expense reductions (f)	1.90	1.96	1.95	1.96	1.96
Net investment income (loss)	0.16	(0.23)	(0.22)	0.13	(0.10)
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$20,593	$18,983	$18,603	$16,351	$13,306

Class C	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.97	$19.25	$17.99	$13.96	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.04)	$(0.04)	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.12	(0.02)	2.23	4.05	2.98
Total from investment operations	$2.15	$(0.06)	$2.19	$4.07	$2.97
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.04)	$—
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.79)	$(1.22)	$(0.93)	$(0.04)	$—
Net asset value, end of period (x)	$19.33	$17.97	$19.25	$17.99	$13.96
Total return (%) (r)(s)(t)(x)	12.45	(0.61)	12.52	29.21	27.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.99	1.96	1.96	1.96
Expenses after expense reductions (f)	1.90	1.97	1.95	1.96	1.96
Net investment income (loss)	0.18	(0.23)	(0.22)	0.11	(0.08)
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$148,518	$100,983	$80,434	$41,250	$24,742

See Notes to Financial Statements

Financial Highlights – continued

Class I	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.35	$20.58	$19.11	$14.80	$11.64
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.16	$0.16	$0.17	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.30	(0.03)	2.38	4.31	3.13
Total from investment operations	$2.54	$0.13	$2.54	$4.48	$3.26
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.14)	$(0.17)	$(0.10)
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.90)	$(1.36)	$(1.07)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$20.99	$19.35	$20.58	$19.11	$14.80
Total return (%) (r)(s)(x)	13.66	0.36	13.69	30.54	28.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.99	0.97	0.93	0.96
Expenses after expense reductions (f)	0.90	0.97	0.96	0.93	0.96
Net investment income	1.20	0.77	0.79	1.13	0.92
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$771,101	$370,299	$212,389	$38,232	$802,524

Class R1	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.70	$18.98	$17.80	$13.79	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.04)	$(0.04)	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.10	(0.02)	2.20	4.01	2.94
Total from investment operations	$2.13	$(0.06)	$2.16	$4.03	$2.93
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$(0.02)	$—
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.79)	$(1.22)	$(0.98)	$(0.02)	$—
Net asset value, end of period (x)	$19.04	$17.70	$18.98	$17.80	$13.79
Total return (%) (r)(s)(x)	12.53	(0.62)	12.49	29.28	26.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	1.99	1.96	1.96	1.96
Expenses after expense reductions (f)	1.90	1.97	1.95	1.96	1.96
Net investment income (loss)	0.17	(0.23)	(0.19)	0.13	(0.08)
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$11,351	$8,492	$6,773	$1,749	$2,101

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.49	$19.75	$18.40	$14.25	$11.20
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.05	$0.06	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.19	(0.02)	2.28	4.14	3.04
Total from investment operations	$2.32	$0.03	$2.34	$4.24	$3.09
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.06)	$(0.09)	$(0.04)
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.81)	$(1.29)	$(0.99)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$20.00	$18.49	$19.75	$18.40	$14.25
Total return (%) (r)(s)(x)	13.07	(0.12)	13.07	29.93	27.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	1.49	1.46	1.46	1.46
Expenses after expense reductions (f)	1.40	1.47	1.45	1.46	1.46
Net investment income	0.69	0.27	0.28	0.62	0.41
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$147,344	$59,947	$38,353	$20,018	$15,355

Class R3	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.85	$20.10	$18.72	$14.51	$11.42
Income (loss) from investment operations
Net investment income (d)	$0.18	$0.11	$0.11	$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.24	(0.03)	2.32	4.21	3.08
Total from investment operations	$2.42	$0.08	$2.43	$4.35	$3.17
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.12)	$(0.14)	$(0.08)
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.85)	$(1.33)	$(1.05)	$(0.14)	$(0.08)
Net asset value, end of period (x)	$20.42	$18.85	$20.10	$18.72	$14.51
Total return (%) (r)(s)(x)	13.38	0.13	13.38	30.18	27.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.24	1.22	1.24	1.21
Expenses after expense reductions (f)	1.15	1.22	1.22	1.23	1.21
Net investment income	0.94	0.52	0.56	0.79	0.68
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$384,495	$198,248	$118,084	$24,496	$3,826

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.01	$20.23	$18.82	$14.57	$11.46
Income (loss) from investment operations
Net investment income (d)	$0.23	$0.16	$0.15	$0.18	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.25	(0.02)	2.33	4.24	3.08
Total from investment operations	$2.48	$0.14	$2.48	$4.42	$3.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.14)	$(0.17)	$(0.10)
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.90)	$(1.36)	$(1.07)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$20.59	$19.01	$20.23	$18.82	$14.57
Total return (%) (r)(s)(x)	13.59	0.43	13.61	30.61	28.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	1.00	0.97	0.99	0.96
Expenses after expense reductions (f)	0.90	0.98	0.97	0.98	0.96
Net investment income	1.19	0.78	0.76	0.99	0.93
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$528,263	$325,087	$123,055	$21,747	$258

Class R6 (formerly Class R5)	Years ended 9/30
	2016	2015	2014	2013 (i)
Net asset value, beginning of period	$19.38	$20.58	$19.12	$16.22
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.19	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.30	(0.01)	2.36	2.76	(g)
Total from investment operations	$2.56	$0.18	$2.54	$2.90
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.15)	$—
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.92)	$(1.38)	$(1.08)	$—
Net asset value, end of period (x)	$21.02	$19.38	$20.58	$19.12
Total return (%) (r)(s)(x)	13.79	0.59	13.72	17.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.83	0.84	0.88	(a)
Expenses after expense reductions (f)	0.74	0.81	0.84	0.88	(a)
Net investment income	1.34	0.92	0.89	1.22	(a)
Portfolio turnover	27	36	34	35
Net assets at end of period (000 omitted)	$2,414,700	$1,684,183	$1,391,433	$1,085,101

See Notes to Financial Statements

Financial Highlights – continued

Class 529A	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.63	$19.85	$18.48	$14.33	$11.26
Income (loss) from investment operations
Net investment income (d)	$0.17	$0.10	$0.10	$0.14	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.21	(0.02)	2.29	4.14	3.05
Total from investment operations	$2.38	$0.08	$2.39	$4.28	$3.13
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.08)	$(0.09)	$(0.13)	$(0.06)
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.84)	$(1.30)	$(1.02)	$(0.13)	$(0.06)
Net asset value, end of period (x)	$20.17	$18.63	$19.85	$18.48	$14.33
Total return (%) (r)(s)(t)(x)	13.27	0.13	13.35	30.09	27.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	1.33	1.30	1.31	1.31
Expenses after expense reductions (f)	1.18	1.25	1.23	1.24	1.26
Net investment income	0.88	0.48	0.50	0.84	0.62
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$5,317	$4,628	$4,149	$3,047	$1,930

Class 529B	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.50	$18.78	$17.58	$13.63	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.05)	$(0.05)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.06	(0.01)	2.18	3.96	2.91
Total from investment operations	$2.08	$(0.06)	$2.13	$3.97	$2.89
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.02)	$—
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.79)	$(1.22)	$(0.93)	$(0.02)	$—
Net asset value, end of period (x)	$18.79	$17.50	$18.78	$17.58	$13.63
Total return (%) (r)(s)(t)(x)	12.38	(0.63)	12.47	29.18	26.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	2.08	2.05	2.06	2.06
Expenses after expense reductions (f)	1.95	2.01	2.00	2.00	2.01
Net investment income (loss)	0.12	(0.28)	(0.27)	0.09	(0.15)
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$297	$266	$305	$251	$184

See Notes to Financial Statements

Financial Highlights – continued

Class 529C	Years ended 9/30
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.57	$18.85	$17.64	$13.69	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.05)	$(0.05)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.09	(0.01)	2.19	3.97	2.92
Total from investment operations	$2.11	$(0.06)	$2.14	$3.98	$2.90
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.03)	$—
From net realized gain on investments	(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.79)	$(1.22)	$(0.93)	$(0.03)	$—
Net asset value, end of period (x)	$18.89	$17.57	$18.85	$17.64	$13.69
Total return (%) (r)(s)(t)(x)	12.51	(0.63)	12.48	29.12	26.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	2.08	2.05	2.07	2.06
Expenses after expense reductions (f)	1.94	2.01	2.00	2.01	2.01
Net investment income (loss)	0.11	(0.28)	(0.27)	0.08	(0.15)
Portfolio turnover	27	36	34	35	52
Net assets at end of period (000 omitted)	$1,761	$1,663	$1,496	$1,215	$579

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

Notes to Financial Statements – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

Notes to Financial Statements – continued

the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,381,809,165	$—	$—	$5,381,809,165
Mutual Funds	188,914,267	—	—	188,914,267
Total Investments	$5,570,723,432	$—	$—	$5,570,723,432

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $4,357,288. The fair value of the fund’s investment securities on loan and a related liability of $4,357,288 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is

Notes to Financial Statements – continued

remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	9/30/16	9/30/15
Ordinary income (including any short-term capital gains)	$91,209,160	$53,811,791
Long-term capital gains	86,999,979	129,024,828
Total distributions	$178,209,139	$182,836,619

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/16
Cost of investments	$4,899,261,060
Gross appreciation	825,280,509
Gross depreciation	(153,818,137)
Net unrealized appreciation (depreciation)	$671,462,372
Undistributed ordinary income	51,587,845
Other temporary differences	68,712

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Year ended 9/30/16	Year ended 9/30/15	Year ended 9/30/16	Year ended 9/30/15
Class A	$2,370,105	$2,718,894	$32,681,609	$35,326,271
Class B	—	—	830,102	1,168,000
Class C	—	—	4,586,883	5,364,456
Class I	2,321,083	1,599,503	17,345,673	13,931,222
Class R1	—	—	399,935	462,100
Class R2	86,552	181,635	2,861,262	3,049,560
Class R3	730,221	812,048	9,200,316	8,712,172
Class R4	1,943,207	1,060,906	14,406,574	9,088,765
Class R6 (formerly Class R5)	12,537,872	11,210,430	75,608,899	87,760,754
Class 529A	11,343	17,136	196,998	255,785
Class 529B	—	—	12,185	19,456
Class 529C	—	—	78,320	97,526
Total	$20,000,383	$17,600,552	$158,208,756	$165,236,067

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $5 billion and 0.60% of average daily net assets in excess of $5 billion. This written agreement will terminate on January 26, 2017. For the year ended September 30, 2016, this management fee reduction amounted to $1,008,198 which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended September 30, 2016, this management fee reduction amounted to $320,461, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2016 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Notes to Financial Statements – continued

Effective January 27, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Next $2.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.60%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $969,879 and $3,194 for the year ended September 30, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,224,466
Class B	0.75%	0.25%	1.00%	1.00%	196,297
Class C	0.75%	0.25%	1.00%	1.00%	1,214,018
Class R1	0.75%	0.25%	1.00%	1.00%	98,436
Class R2	0.25%	0.25%	0.50%	0.50%	544,680
Class R3	—	0.25%	0.25%	0.25%	742,050
Class 529A	—	0.25%	0.25%	0.23%	12,426
Class 529B	0.75%	0.25%	1.00%	1.00%	2,769
Class 529C	0.75%	0.25%	1.00%	1.00%	17,257
Total Distribution and Service Fees					$5,052,399

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended September 30, 2016, this rebate amounted to $5,444, $89, $145, $87, $813, $3, and $45 for Class A, Class B, Class C, Class R2, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and

Notes to Financial Statements – continued

Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2016, were as follows:

Amount
Class A	$9,769
Class B	27,585
Class C	17,400
Class 529B	374
Class 529C	33

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2018, unless MFD elects to extend the waiver. For the year ended September 30, 2016, this waiver amounted to $3,486 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended September 30, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended September 30, 2016, were as follows:

	Fee	Waiver
Class 529A	$4,970	$2,485
Class 529B	277	138
Class 529C	1,726	863
Total Program Manager Fees and Waivers	$6,973	$3,486

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended September 30, 2016, the fee was $350,082, which equated to 0.0078% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,971,857.

Notes to Financial Statements – continued

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the period October 1, 2015 through December 31, 2015, these costs for the fund amounted to $395,273 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2016, the fund no longer participates in this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended September 30, 2016 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the year ended September 30, 2016, the fee paid by the fund under this agreement was $11,193 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 1,092 shares of Class I for an aggregate amount of $20,978.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment

Notes to Financial Statements – continued

Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the year ended September 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $10,774,274 and $8,885,189, respectively. The sales transactions resulted in net realized gains (losses) of $1,851,070.

(4) Portfolio Securities

For the year ended September 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $2,620,068,567 and $1,197,191,502, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 9/30/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,956,452	$383,282,900	18,644,547	$379,851,380
Class B	210,649	3,864,040	272,519	5,295,697
Class C	3,055,231	55,704,058	1,998,346	38,721,642
Class I	24,887,063	495,436,947	12,752,237	264,746,953
Class R1	292,888	5,297,330	262,576	5,014,303
Class R2	5,699,073	105,137,033	2,256,110	45,111,874
Class R3	11,688,326	221,155,525	6,406,378	130,673,526
Class R4	13,466,937	263,259,669	12,656,637	257,848,646
Class R6 (formerly Class R5)	39,622,047	779,733,798	20,188,466	418,782,931
Class 529A	48,836	926,172	60,500	1,212,019
Class 529B	2,275	41,195	3,492	65,373
Class 529C	21,428	368,050	22,523	429,283
	118,951,205	$2,314,206,717	75,524,331	$1,547,753,627

Shares issued to shareholders in reinvestment of distributions
Class A	1,531,309	$28,237,342	1,458,522	$28,878,736
Class B	45,257	794,252	58,903	1,117,399
Class C	225,834	3,954,346	244,301	4,622,175
Class I	886,878	16,717,641	705,759	14,270,439
Class R1	23,198	399,935	24,791	462,100
Class R2	118,435	2,136,569	142,527	2,765,015
Class R3	540,290	9,930,533	482,483	9,524,220
Class R4	810,108	14,986,997	431,870	8,576,942
Class R6 (formerly Class R5)	4,614,844	86,989,802	4,882,701	98,728,212
Class 529A	11,472	208,341	13,989	272,921
Class 529B	716	12,185	1,056	19,456
Class 529C	4,524	77,358	5,267	97,494
	8,812,865	$164,445,301	8,452,169	$169,335,109

Notes to Financial Statements – continued

	Year ended 9/30/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,433,083)	$(201,963,662)	(7,457,764)	$(150,280,237)
Class B	(247,447)	(4,528,035)	(241,948)	(4,695,052)
Class C	(1,219,281)	(22,226,094)	(802,086)	(15,443,503)
Class I	(8,162,764)	(159,450,353)	(4,646,564)	(95,164,905)
Class R1	(199,486)	(3,592,062)	(164,574)	(3,139,941)
Class R2	(1,690,936)	(31,996,007)	(1,099,199)	(21,915,448)
Class R3	(3,910,026)	(74,566,285)	(2,248,658)	(45,414,873)
Class R4	(5,725,861)	(111,183,856)	(2,067,267)	(42,130,775)
Class R6 (formerly Class R5)	(16,256,040)	(329,076,119)	(5,746,431)	(120,019,875)
Class 529A	(45,183)	(869,612)	(35,026)	(697,875)
Class 529B	(2,410)	(42,394)	(5,559)	(104,329)
Class 529C	(27,361)	(463,209)	(12,509)	(235,477)
	(47,919,878)	$(939,957,688)	(24,527,585)	$(499,242,290)

Net change
Class A	11,054,678	$209,556,580	12,645,305	$258,449,879
Class B	8,459	130,257	89,474	1,718,044
Class C	2,061,784	37,432,310	1,440,561	27,900,314
Class I	17,611,177	352,704,235	8,811,432	183,852,487
Class R1	116,600	2,105,203	122,793	2,336,462
Class R2	4,126,572	75,277,595	1,299,438	25,961,441
Class R3	8,318,590	156,519,773	4,640,203	94,782,873
Class R4	8,551,184	167,062,810	11,021,240	224,294,813
Class R6 (formerly Class R5)	27,980,851	537,647,481	19,324,736	397,491,268
Class 529A	15,125	264,901	39,463	787,065
Class 529B	581	10,986	(1,011)	(19,500)
Class 529C	(1,409)	(17,801)	15,281	291,300
	79,844,192	$1,538,694,330	59,448,915	$1,217,846,446

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 9%, 8%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045, the MFS Lifetime 2050, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended September 30, 2016, the fund’s commitment fee and interest expense were $24,805 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,490,180	1,566,109,231	(1,501,042,432)	184,556,979

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$737	$—	$370,143	$184,556,979

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XI and Shareholders of MFS Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Value Fund (the Fund) (one of the series constituting the MFS Series Trust XI) as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund (one of the series constituting the MFS Series Trust XI) at September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 11, 2016

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of November 1, 2016, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 53)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director	N/A
Robin A. Stelmach (k) (age 55)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 74)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc., Director/Non-Executive Chairman
Steven E. Buller (age 65)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council (until 2015); Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A
Robert E. Butler (age 74)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Maureen R. Goldfarb (age 61)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 75)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman (until 2014)	Texas Donuts, Vice Chairman (until 2010)
Michael Hegarty (age 71)	Trustee	December 2004	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director (until 2015)
John P. Kavanaugh (age 61)	Trustee	January 2009	Private investor	N/A
Maryanne L. Roepke (age 60)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A
Laurie J. Thomsen (age 59)	Trustee	March 2005	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Robert W. Uek (age 75)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
Christopher R. Bohane (k) (age 42)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Kino Clark (k) (age 48)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Kristin V. Collins (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2015	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Thomas H. Connors (k) (age 57)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A
Ethan D. Corey (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 48)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Brian E. Langenfeld (k) (age 43)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan A. Pereira (k) (age 45)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 45)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A
Mark N. Polebaum (k) (age 64)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Matthew A. Stowe (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A
Frank L. Tarantino (age 72)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 46)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Martin J. Wolin (k) (age 49)	Chief Compliance Officer	July 2015	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)	N/A
James O. Yost (k) (age 56)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Buller, Butler, Kavanaugh, Uek and Ms. Roepke are members of the Trust’s Audit Committee.

Trustees and Officers – continued

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of November 1, 2016, the Trustees served as board members of 138 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Kevin Schmitz Brooks Taylor

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $2.5 billion and $5 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rates”). They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rates effective as of January 27, 2017. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent,

Board Review of Investment Advisory Agreement – continued

Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2016 income tax forms in January 2017. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $99,033,000 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 45.82% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Butler, Kavanaugh and Uek and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountant to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended September 30, 2016 and 2015, audit fees billed to each Fund by Deloitte and E&Y were as follows:

	Audit Fees
	2016	2015
Fees billed by Deloitte:
MFS Blended Research Core Equity Fund	43,426	43,426

	Audit Fees
	2016	2015
Fees billed by E&Y:
MFS Mid Cap Value Fund	28,046	28,046

For the fiscal years ended September 30, 2016 and 2015, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2016	2015	2016	2015	2016	2015
Fees billed by Deloitte:
To MFS Blended Research Core Equity Fund	0	0	7,806	7,806	0	1,087

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2016	2015	2016	2015	2016	2015
Fees billed by Deloitte:
To MFS and MFS Related Entities of MFS Blended Research Core Equity Fund*	0	968,289	0	0	5,000	5,000

	Aggregate Fees for Non-audit Services
	2016	2015
Fees Billed by Deloitte
To MFS Blended Research Core Equity Fund, MFS and MFS Related Entities#	78,084	982,182

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2016	2015	2016	2015	2016	2015[5]
Fees billed by E&Y:
To MFS Mid Cap Value Fund	0	0	5,563	5,493	2,449	1,179

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2016	2015[5]	2016	2015	2016	2015[5]
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Mid Cap Value Fund*	1,612,499	920,675	0	0	132,596	49,723

	Aggregate Fees for Non-audit Services
	2016	2015[5]
Fees billed by E&Y:
To MFS Mid Cap Value Fund, MFS and MFS Related Entities#	1,788,707	1,228,070

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

[4]

The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

[5]	Certain fees reported in 2015 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended September 30, 2015.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.